Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 96.3%
Aerospace & Defense – 0.5%
Standardaero Inc*	3,564,824	$112,826,680
Airlines – 1.1%
Ryanair Holdings PLC	2,031,916	57,484,479
Ryanair Holdings PLC (ADR)	3,441,065	198,446,219
		255,930,698
Biotechnology – 2.2%
Argenx SE (ADR)*	312,090	172,030,250
Ascendis Pharma A/S (ADR)*	976,876	168,608,798
Revolution Medicines Inc*	2,404,062	88,445,441
Vaxcyte Inc*	2,642,503	85,907,772
		514,992,261
Capital Markets – 4.0%
Cboe Global Markets Inc	638,291	148,855,844
Charles Schwab Corp	2,185,746	199,427,465
LPL Financial Holdings Inc	1,522,214	570,784,584
		919,067,893
Chemicals – 1.6%
Corteva Inc	4,880,839	363,768,931
Commercial Services & Supplies – 4.7%
Cimpress PLC*,£	2,355,405	110,704,035
Clean Harbors Inc*	1,300,549	300,660,918
RB Global Inc	2,544,231	270,171,890
Rentokil Initial PLC	16,467,941	79,576,779
Rentokil Initial PLC (ADR)	6,389,737	153,353,688
Veralto Corp	1,744,191	176,076,081
		1,090,543,391
Construction & Engineering – 1.5%
APi Group Corp*	6,722,103	343,163,358
Diversified Financial Services – 2.2%
Chime Financial Inc - Class A*	414,535	14,305,603
Global Payments Inc	1,491,375	119,369,655
WEX Inc*,£	2,499,077	367,089,420
		500,764,678
Electric Utilities – 1.9%
Alliant Energy Corp	7,227,173	437,027,151
Electrical Equipment – 0.9%
Sensata Technologies Holding PLC	6,977,054	210,079,096
Electronic Equipment, Instruments & Components – 7.2%
CDW Corp/DE	1,368,508	244,401,844
Flex Ltd*	15,424,119	769,972,020
TE Connectivity PLC	801,524	135,193,053
Teledyne Technologies Inc*	1,001,341	512,997,008
		1,662,563,925
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One - Series A*	731,603	69,473,021
Liberty Media Corp-Liberty Formula One - Series C*	4,950,658	517,343,761
		586,816,782
Food & Staples Retailing – 0.6%
Dollar Tree Inc*	1,402,969	138,950,050
Health Care Equipment & Supplies – 6.9%
Boston Scientific Corp*	5,634,415	605,192,515
Cooper Cos Inc/The*	1,678,964	119,475,078
Globus Medical Inc*	1,737,289	102,534,797
ICU Medical Inc*,£	1,230,753	162,644,009
Lantheus Holdings Inc*	1,132,936	92,742,141
STERIS PLC	739,181	177,566,060
Teleflex Inc£	2,885,870	341,571,573
		1,601,726,173
Hotels, Restaurants & Leisure – 3.9%
Aramark	10,081,068	422,094,317
DoorDash Inc - Class A*	1,353,906	333,751,368
Entain PLC	11,134,775	137,685,203
		893,530,888

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Industrial Real Estate Investment Trusts (REITs) – 0.5%
Lineage Inc#	2,414,515	$105,079,693
Information Technology Services – 3.8%
Amdocs Ltd	4,332,572	395,303,869
GoDaddy Inc*	2,692,368	484,787,782
		880,091,651
Insurance – 6.2%
Intact Financial Corp	3,417,236	794,703,128
Willis Towers Watson PLC	641,071	196,488,262
WR Berkley Corp	6,050,617	444,538,831
		1,435,730,221
Interactive Media & Services – 0.2%
Ziff Davis Inc*	1,581,368	47,868,009
Life Sciences Tools & Services – 4.2%
Avantor Inc*	7,096,182	95,514,610
Illumina Inc*	1,264,966	120,690,406
PerkinElmer Inc	5,379,727	520,327,195
Waters Corp*	666,463	232,622,246
		969,154,457
Machinery – 2.9%
Fortive Corp	4,978,354	259,521,594
Ingersoll Rand Inc	4,317,718	359,147,783
Ralliant Corp*	956,403	46,375,982
		665,045,359
Multi-Utilities – 2.7%
Ameren Corp	3,512,382	337,329,167
DTE Energy Co	2,067,817	273,903,040
		611,232,207
Oil, Gas & Consumable Fuels – 1.0%
ONEOK Inc	2,877,348	234,877,917
Professional Services – 8.0%
Broadridge Financial Solutions Inc	1,784,760	433,750,223
Ceridian HCM Holding Inc*	5,793,796	320,918,360
SS&C Technologies Holdings Inc	9,770,978	809,036,978
TransUnion	2,085,935	183,562,280
UL Solutions Inc - Class A	1,411,452	102,838,393
		1,850,106,234
Real Estate Management & Development – 1.4%
CoStar Group Inc*	2,989,923	240,389,809
FirstService Corp#	446,394	77,949,320
		318,339,129
Road & Rail – 2.3%
JB Hunt Transport Services Inc	2,579,663	370,439,607
TFI International Inc	1,889,400	169,422,498
		539,862,105
Semiconductor & Semiconductor Equipment – 4.3%
KLA Corp	244,221	218,758,519
NXP Semiconductors NV	1,800,147	393,314,118
ON Semiconductor Corp*	7,396,769	387,664,663
		999,737,300
Software – 10.1%
AppLovin Corp - Class A*	1,696,277	593,832,652
Constellation Software Inc/Canada	312,207	1,144,911,863
Dynatrace Inc*	2,457,390	135,672,502
PTC Inc*	1,925,523	331,844,634
Topicus.com Inc*	1,001,381	125,474,157
		2,331,735,808
Specialized Real Estate Investment Trusts (REITs) – 1.2%
Lamar Advertising Co	2,190,671	265,859,833
Specialty Retail – 2.0%
Burlington Stores Inc*	546,782	127,203,365
CarMax Inc*	3,484,996	234,226,581
Wayfair Inc - Class A*,#	2,173,558	111,155,756
		472,585,702
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	5,102,808	251,262,266
Trading Companies & Distributors – 2.7%
Ferguson Enterprises Inc	2,825,411	615,233,245
Total Common Stocks (cost $14,177,452,006)		22,225,553,091

	Shares or Principal Amounts	Value
Investment Companies – 3.5%
Money Markets – 3.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $801,293,938)	801,160,312	$801,320,544
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	17,394,304	17,394,304
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$4,348,576	4,348,576
Total Investments Purchased with Cash Collateral from Securities Lending (cost $21,742,880)		21,742,880
Total Investments (total cost $15,000,488,824) – 99.9%		23,048,616,515
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		20,035,884
Net Assets – 100%		$23,068,652,399

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$19,112,342,924	82.9%
Canada	2,833,895,122	12.3
Ireland	391,123,751	1.7
United Kingdom	370,615,670	1.6
Belgium	172,030,250	0.8
Denmark	168,608,798	0.7
Total	$23,048,616,515	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Common Stocks - 4.3%
Commercial Services & Supplies - 0.5%
Cimpress PLC*
	$181,699,461	$11,085,515	$-	$-	$(82,080,941)	$110,704,035	2,355,405	$-
Diversified Financial Services - 1.6%
WEX Inc*
	524,131,419	-	-	-	(157,041,999)	367,089,420	2,499,077	-
Health Care Equipment & Supplies - 2.2%
ICU Medical Inc*
	224,267,812	-	-	-	(61,623,803)	162,644,009	1,230,753	-
Teleflex Inc
	699,360,119	13,727,636	-	-	(371,516,182)	341,571,573	2,885,870	1,962,392
Total Health Care Equipment & Supplies - 2.2%
	$923,627,931	$13,727,636	$-	$-	$(433,139,985)	$504,215,582	4,116,623	$1,962,392
Total Common Stocks - 4.3%
	$1,629,458,811	$24,813,151	$-	$-	$(672,262,925)	$982,009,037	8,971,105	$1,962,392
Investment Companies - 3.5%
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	1,063,373,927	1,561,268,676	(1,823,322,059)	(3,577)	3,577	801,320,544	801,160,312	28,690,709
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	47,423,507	530,070,926	(560,100,129)	-	-	17,394,304	17,394,304	22,576 ∆
Total Affiliated Investments - 7.9%
	$2,740,256,245	$2,116,152,753	$(2,383,422,188)	$(3,577)	$(672,259,348)	$1,800,723,885	827,525,721	$30,675,677

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	9/18/25	(18,004,000)	$13,208,021	$(67,359)
Euro	9/18/25	73,362,000	(84,981,059)	1,873,264
				1,805,905
Barclays Capital, Inc.:
Canadian Dollar	9/18/25	(162,619,000)	119,617,756	(290,542)
Euro	9/18/25	(105,893,500)	122,710,627	(2,658,205)
				(2,948,747)
BNP Paribas:
Canadian Dollar	9/18/25	(37,833,000)	27,770,193	(126,244)
Euro	9/18/25	(22,746,000)	26,293,694	(635,621)
				(761,865)
Citibank, National Association:
Canadian Dollar	9/18/25	(233,784,000)	171,536,809	(845,518)
Euro	9/18/25	(20,617,913)	23,881,340	(528,502)
				(1,374,020)
Goldman Sachs & Co. LLC:
Canadian Dollar	9/18/25	44,311,000	(32,547,467)	125,570
Euro	9/18/25	(45,334,000)	52,511,279	(1,160,293)
				(1,034,723)
HSBC Securities (USA), Inc.:
Canadian Dollar	9/18/25	(173,542,464)	127,363,885	(598,908)
Euro	9/18/25	22,673,381	(26,242,980)	600,360
				1,452
JPMorgan Chase Bank, National Association:
Canadian Dollar	9/18/25	(266,955,000)	195,797,409	(1,043,795)
Euro	9/18/25	(77,346,270)	89,559,710	(2,011,647)
				(3,055,442)
Morgan Stanley & Co. International PLC:
Canadian Dollar	9/18/25	(27,370,536)	20,085,637	(96,227)
Euro	9/18/25	(27,483,000)	31,833,806	(703,711)
				(799,938)
State Street Bank and Trust Company:
Canadian Dollar	9/18/25	(141,162,500)	103,605,885	(481,307)
Euro	9/18/25	(154,664,000)	178,958,157	(4,150,768)
				(4,632,075)
Total				$(12,799,453)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.65%	Ryanair Holdings PLC	At Maturity	11/14/25	18,644,513	EUR	$9,030,631
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/6/26	26,425,813	EUR	7,304,960
Total						$16,335,591

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$310,943,275
Average amounts sold - in USD	1,437,782,147
Total return swaps:
Average notional amount	68,930,232

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$22,225,553,091	$-	$-
Investment Companies	-	801,320,544	-
Investments Purchased with Cash Collateral from Securities Lending	-	21,742,880	-
Total Investments in Securities	$22,225,553,091	$823,063,424	$-
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	-	2,599,194	-
OTC Swaps	-	16,335,591	-
Total Assets	$22,225,553,091	$841,998,209	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$15,398,647	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70219 08-25